Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 500,862	$ 69,072	¥ 502,177
Less: allowance for doubtful accounts	(5,856)	(808)	(7,131)
Accounts receivable, net	¥ 495,006	$ 68,264	¥ 495,046